Cover	12 Months Ended
Jun. 30, 2024
Entity Addresses [Line Items]
Document Type	POS AM
Amendment Flag	true
Amendment Description	This Registration Statement contains two prospectuses, as set forth below. ● Public Offering Prospectus. A prospectus to be used for the initial public offering of 2,250,000 Ordinary Shares (the “Ordinary Shares”) of the Registrant (the “Public Offering Prospectus”) through the underwriters named in the Underwriting section of the Public Offering Prospectus. ● Resale Prospectus. A prospectus to be used for the potential resale by the selling shareholders (collectively, the “Selling Shareholders”) of 2,000,000 Ordinary Shares of the Registrant held by them, collectively, that are not being sold pursuant to the Public Offering Prospectus (the “Resale Prospectus”). The Resale Prospectus is substantively identical to the Public Offering Prospectus, except for the following principal points: ● they contain different front covers; ● all references in the Public Offering Prospectus to “this offering” will be changed to “the IPO,” defined as the underwritten initial public offering of our Ordinary Shares, in the Resale Prospectus; ● all references in the Public Offering Prospectus to “underwriters” will be changed to “underwriters of the IPO” in the Resale Prospectus; ● they contain different “Use of Proceeds” sections; ● the Resale Prospectus contains a “Selling Shareholders” section; ● they contain different “Summary — The Offering” sections; ● the section “Shares Eligible For Future Sale — Selling Shareholders Resale Prospectus” from the Public Offering Prospectus is deleted from the Resale Prospectus; ● the Underwriting section from the Public Offering Prospectus is deleted from the Resale Prospectus and a Plan of Distribution section is inserted in its place; ● the Legal Matters section in the Resale Prospectus deletes the reference to counsel for the underwriters; and ● they contain different back covers. The Registrant has included in this Registration Statement a set of alternate pages after the back cover page of the Public Offering Prospectus (the “Alternate Pages”) to reflect the foregoing differences in the Resale Prospectus as compared to the Public Offering Prospectus. The Public Offering Prospectus will exclude the Alternate Pages and will be used for the public offering by the Registrant. The Resale Prospectus will be substantively identical to the Public Offering Prospectus except for the addition or substitution of the Alternate Pages and will be used for the resale offering by the Selling Shareholders of an aggregate 2,000,000 Ordinary Shares owned of record by them that are not being sold pursuant to the Public Offering Prospectus.
Entity Registrant Name	ENERGYS GROUP LIMITED
Entity Central Index Key	0001971828
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Franklyn House
Entity Address, Address Line Two	Daux Road
Entity Address, Address Line Three	Billingshurst
Entity Address, City or Town	West Sussex
Entity Address, Postal Zip Code	RH149SJ
City Area Code	+44
Local Phone Number	1403 786212
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168
City Area Code	800
Local Phone Number	221-0102